Equity-Based Compensation - Summary of Activity for Unit Awards (Details) - Hoya Topco, LLC - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class B-1 Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balances	855,000
Granted		905,000
Forfeited	(10,000)	(50,000)
Ending Balances	845,000	855,000
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances	$ 2.32
Weighted-Average Grant Date Fair Value Per Share, Granted		$ 2.32
Weighted-Average Grant Date Fair Value Per Share, Forfeited	2.32	2.32
Weighted-Average Grant Date Fair Value Per Share, Ending Balances	$ 2.32	$ 2.32
Class E Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balances	500,765	500,765	500,765
Ending Balances	500,765	500,765	500,765
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances	$ 25.46	$ 25.46	$ 25.46
Weighted-Average Grant Date Fair Value Per Share, Ending Balances	$ 25.46	$ 25.46	$ 25.46
Class D Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balances	2,048,240	832,510	666,150
Granted		1,755,000	218,000
Repurchased		(97,604)	(6,000)
Forfeited	(60,400)	(441,666)	(45,640)
Ending Balances	1,987,840	2,048,240	832,510
Weighted-Average Grant Date Fair Value Per Share, Beginning Balances	$ 4.67	$ 15.63	$ 15.65
Weighted-Average Grant Date Fair Value Per Share, Granted		0.89	15.5
Weighted-Average Grant Date Fair Value Per Share, Repurchased		15.95	15.28
Weighted-Average Grant Date Fair Value Per Share, Forfeited	7.01	7.81	15.42
Weighted-Average Grant Date Fair Value Per Share, Ending Balances	$ 4.6	$ 4.67	$ 15.63